Cover	Nov. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2026
Entity File Number	001-36366
Entity Registrant Name	FG COMMUNITIES HOLDINGS INC.
Entity Central Index Key	0001591890
Entity Tax Identification Number	46-1119100
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3540 Toringdon Way
Entity Address, Address Line Two	Suite 200 #1074
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(704)
Local Phone Number	994-8279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 001 Par Value Per Share [Member]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FGC
Security Exchange Name	NASDAQ
Cumulative Preferred Stock Series A [Member]
Title of 12(b) Security	8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Trading Symbol	FGCPP
Security Exchange Name	NASDAQ